Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies
Significant Accounting Policies
2.	Significant Accounting Policies

For a detailed discussion about the Company’s significant accounting policies, see Note 2 “Significant Accounting Policies” in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2025 filed with the Securities and Exchange Commission on February 27, 2026. During the six months ended June 30, 2026, there were no significant changes made to the Company’s significant accounting policies.